NET REVENUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET REVENUES [Abstract]
Tuition fee	$ 135,932,251	$ 92,927,773	$ 57,559,681
Certification service fee	2,936,647	2,001,705	1,177,284
Others	467,433	897,862	420,273
Business taxes and surcharges	(3,132,314)	(2,993,680)	(2,336,957)
Total	$ 136,204,017	$ 92,833,660	$ 56,820,281